UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri   October 21, 1999

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	$87502
								(thousands)


List of Other Included Managers:

None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------
- --------
Alaska Air                     COM              011659109      254     6250 SH       SOLE                     6250
America Online, Inc.           COM              02364J104      333     3200 SH       SOLE                     3200
American International Group,  COM              026874107     1748    20110 SH       SOLE                    20110
Amgen Inc.                     COM              031162100     1348    16541 SH       SOLE                    16541
Arvin Industries               COM              043339100     1011    32680 SH       SOLE                    32680
Bank One Corporation           COM              06423A103      696    19987 SH       SOLE                    19987
Bank of America Corp.          COM              060505104      354     6353 SH       SOLE                     6353
BankBoston Corp.               COM              06605R106     1428    32930 SH       SOLE                    32930
Bergen Brunswig Corp. Cl A     COM              083739102      125    12000 SH       SOLE                    12000
Biogen Inc.                    COM              090597105      643     8160 SH       SOLE                     8160
Boeing Co.                     COM              097023105     1926    45190 SH       SOLE                    45190
CSG Systems Intl. Inc.         COM              126349109     3897   142200 SH       SOLE                   142200
Capital One Financial Corp.    COM              14040H105      585    15000 SH       SOLE                    15000
Carnival Corporation Cl A      COM              143658102     2444    56187 SH       SOLE                    56187
CenturyTel Inc.                COM              156700106      556    13693 SH       SOLE                    13693
Cigna                          COM              125509109      210     2700 SH       SOLE                     2700
Citigroup                      COM              172967101     2128    48371 SH       SOLE                    48371
Colgate Palmolive Co.          COM              194162103      695    15200 SH       SOLE                    15200
Comdisco Inc.                  COM              200336105     1191    61650 SH       SOLE                    61650
Conseco, Inc.                  COM              208464107     2246   118195 SH       SOLE                   118195
Countrywide Credit Inds. Inc.  COM              222372104     1206    37400 SH       SOLE                    37400
Deere & Co.                    COM              244199105     1134    29300 SH       SOLE                    29300
Dell Computer Corp.            COM              247025109      896    21420 SH       SOLE                    21420
EMC Corp./Mass                 COM              268648102      961    13470 SH       SOLE                    13470
Enron Corp.                    COM              293561106     1391    33884 SH       SOLE                    33884
F & M Natl Corp.               COM              302374103     1036    39861 SH       SOLE                    39861
Fannie Mae                     COM              313586109     1024    16332 SH       SOLE                    16332
Federated Dept. Stores         COM              31410H101      435     9950 SH       SOLE                     9950
Firstar Corporation            COM              33763V109      890    34741 SH       SOLE                    34741
Ford Motor Co.                 COM              345370100      230     4579 SH       SOLE                     4579
General Electric Co.           COM              369604103     3924    33100 SH       SOLE                    33100
Global Marine Inc.             COM              379352404      377    22950 SH       SOLE                    22950
Golden West Financial Corp.    COM              381317106      462     4700 SH       SOLE                     4700
Graco                          COM              384109104      302     9200 SH       SOLE                     9200
Hartford Finl. Services Group  COM              416515104      605    14800 SH       SOLE                    14800
Honeywell Inc.                 COM              438506107     1051     9440 SH       SOLE                     9440
Intel Corp.                    COM              458140100     2758    37110 SH       SOLE                    37110
Johnson & Johnson              COM              478160104     1733    18862 SH       SOLE                    18862
Lexmark Intl. Group Inc.       COM              529771107     1336    16600 SH       SOLE                    16600
Lockheed Martin Corp.          COM              539830109      446    13640 SH       SOLE                    13640
MCI Worldcom Inc.              COM              55268B106     1932    26878 SH       SOLE                    26878
May Dept. Stores Co.           COM              577778103      468    12846 SH       SOLE                    12846
McDonald's                     COM              580135101      208     4800 SH       SOLE                     4800
Medtronic Inc.                 COM              585055106     1821    51200 SH       SOLE                    51200
Merrill Lynch & Co. Inc.       COM              590188108      253     3750 SH       SOLE                     3750
Microsoft Corp.                COM              594918104     2209    24395 SH       SOLE                    24395
Mobil Corp.                    COM              607059102     1327    13170 SH       SOLE                    13170
Motorola Inc.                  COM              620076109     1080    12270 SH       SOLE                    12270
Nokia Corp.                    COM              654902204     1802    20050 SH       SOLE                    20050
Northrop Grumman Corp.         COM              666807102      636    10000 SH       SOLE                    10000
Oracle Corp.                   COM              63889X105     1985    43627 SH       SOLE                    43627
Pepsico Inc.                   COM              713448108      858    28140 SH       SOLE                    28140
Phillips Petroleum Co.         COM              718507106     1258    25800 SH       SOLE                    25800
Procter & Gamble Co.           COM              742718109     1051    11210 SH       SOLE                    11210
Raytheon Co. Class B           COM              755111408      437     8800 SH       SOLE                     8800
Reliance Group                 COM              759464100      122    27450 SH       SOLE                    27450
Ross Stores Inc.               COM              778296103      604    30000 SH       SOLE                    30000
Royal Dutch Petroleum Co.      COM              780257804      271     4596 SH       SOLE                     4596
Ryland Group                   COM              783764103     2507   110200 SH       SOLE                   110200
Schering Plough Corp.          COM              806605101     4102    94040 SH       SOLE                    94040
Schlumberger Ltd.              COM              806857108      670    10750 SH       SOLE                    10750
Schwab (Charles) Corp.         COM              808513105      988    29550 SH       SOLE                    29550
Smithkline Beecham PLC         COM              832378301      773    13408 SH       SOLE                    13408
Sun Microsystems Inc.          COM              866810104     6968    74920 SH       SOLE                    74920
SuperValue Stores              COM              868536103      249    11300 SH       SOLE                    11300
Symantec                       COM              871503108      313     8700 SH       SOLE                     8700
Tandy Corp.                    COM              875382103      227     4400 SH       SOLE                     4400
Texas Instruments Inc.         COM              882508104      362     4400 SH       SOLE                     4400
Textron Inc.                   COM              883203101      665     8600 SH       SOLE                     8600
Time Warner Inc.               COM              887315109     2190    36050 SH       SOLE                    36050
USX Marathon Group             COM              902905827      965    33000 SH       SOLE                    33000
United Technologies Corp.      COM              913017109      225     3800 SH       SOLE                     3800
VISX Inc.                      COM              92844S105      866    10955 SH       SOLE                    10955
Wachovia Corp.                 COM              929771103      349     4436 SH       SOLE                     4436
Wells Fargo & Co.              COM              949746101      745    18800 SH       SOLE                    18800